Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Jul. 28, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	Aug. 01, 2014
Reserve Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Reserve Shares
Risk/Return:
Trading Symbol	DRSXX